Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs	3 Months Ended
Mar. 31, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	88,750
Number of RSUs, Granted | shares	570,820
Number of RSUs, Exercised | shares	(27,800)
Number of Shares, Forfeited | shares	(36,875)
Number of Shares, Unvested balance | shares	594,895
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 10.01
Weighted Average Grant Date Fair Value, Granted | $ / shares	1.18
Weighted Average Grant Date Fair Value, Exercised | $ / shares	7.67
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	8.77
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 1.68